Schedule of Investments (unaudited)	iShares® MSCI Poland ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 27.0%
Alior Bank SA(a)(b)	233,856	$1,815,342
Bank Handlowy w Warszawie SA	146,800	2,164,595
Bank Millennium SA(a)(b)	2,303,097	2,638,560
Bank Polska Kasa Opieki SA	592,574	12,933,022
mBank SA(a)(b)	54,591	3,558,466
Powszechna Kasa Oszczednosci Bank Polski SA(a)	2,877,053	21,489,579
Santander Bank Polska SA	120,851	7,287,137
		51,886,701
Capital Markets — 1.0%
Warsaw Stock Exchange	138,724	1,235,413
XTB SA(c)	140,340	671,252
		1,906,665
Chemicals — 2.1%
Ciech SA	145,076	1,357,826
Grupa Azoty SA(a)	219,938	2,601,116
		3,958,942
Construction & Engineering — 1.3%
Budimex SA	50,132	2,593,906

Consumer Finance — 2.1%
KRUK SA	64,147	4,108,430

Diversified Telecommunication Services — 1.9%
Orange Polska SA(a)	2,483,422	3,652,903

Electric Utilities — 6.9%
Enea SA(a)	1,024,083	2,136,865
PGE Polska Grupa Energetyczna SA(a)	3,304,157	7,813,078
Tauron Polska Energia SA(a)	4,311,222	3,332,547
		13,282,490
Entertainment — 3.0%
CD Projekt SA(b)	224,514	5,713,097

Food & Staples Retailing — 4.9%
Dino Polska SA(a)(c)	120,338	8,412,339
Eurocash SA	412,900	1,074,001
		9,486,340
Health Care Providers & Services — 0.9%
Neuca SA	9,869	1,749,252

Hotels, Restaurants & Leisure — 0.8%
AmRest Holdings SE(a)(b)	348,833	1,502,177

Insurance — 7.7%
Powszechny Zaklad Ubezpieczen SA	1,957,996	14,843,680

Internet & Direct Marketing Retail — 3.3%
Allegro.eu SA (a)(b)(c)	1,096,110	6,424,021

Media — 2.5%
Cyfrowy Polsat SA	932,537	4,902,275
Security	Shares	Value

Metals & Mining — 9.8%
Jastrzebska Spolka Weglowa SA(a)	214,904	$3,344,542
KGHM Polska Miedz SA	454,018	15,464,695
		18,809,237
Oil, Gas & Consumable Fuels — 16.0%
Grupa Lotos SA(a)	350,435	5,780,662
Polski Koncern Naftowy ORLEN SA	976,573	16,855,748
Polskie Gornictwo Naftowe i Gazownictwo SA	5,817,515	8,154,128
		30,790,538
Professional Services — 0.3%
Grupa Pracuj SA(a)	44,474	544,824

Software — 2.6%
Asseco Poland SA	225,284	4,066,574
LiveChat Software SA	47,152	1,033,040
		5,099,614
Textiles, Apparel & Luxury Goods — 5.3%
CCC SA(a)(b)	148,299	1,809,935
LPP SA	3,489	8,385,523
		10,195,458

Total Common Stocks — 99.4%
(Cost: $299,246,972)		191,450,550

Short-Term Securities

Money Market Funds — 6.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.87%(d)(e)(f)	12,314,904	12,314,904
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.72%(d)(e)	910,000	910,000
		13,224,904

Total Short-Term Securities — 6.9%
(Cost: $13,222,685)		13,224,904

Total Investments in Securities — 106.3%
(Cost: $312,469,657)		204,675,454

Liabilities in Excess of Other Assets — (6.3)%		(12,169,898)

Net Assets — 100.0%		$192,505,556

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Poland ETF
May 31, 2022

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/22	Shares Held at 05/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$13,507,125	$—	$(1,182,323	)(a)	$(10,768)	$870	$12,314,904	12,314,904	$198,082	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,310,000	—	(1,400,000	)(a)	—	—	910,000	910,000	1,689		—
					$(10,768)	$870	$13,224,904		$199,771		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	12	06/17/22	$638	$(7,385)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Poland ETF
May 31, 2022

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$10,605,617	$180,844,933	$—	$191,450,550
Money Market Funds	13,224,904	—	—	13,224,904
	$23,830,521	$180,844,933	$—	$204,675,454
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(7,385)	$—	$—	$(7,385)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

3